Condensed Statement of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jul. 23, 2025
Balance (in Shares) at Jul. 23, 2025
Issuance of Class B ordinary shares to Sponsor		$ 767	24,233		25,000
Issuance of Class B ordinary shares to Sponsor (shares)		7,666,667
Sale of Private Placement Units	$ 66		6,599,934		6,600,000
Sale of Private Placement Units (shares)	660,000
Fair Value of Public Warrants at issuance			4,830,000		4,830,000
Allocated value of transaction costs to Private Placement Units and Public Warrants			(315,857)		(315,857)
Share-based compensation expense			1,023,997		1,023,997
Accretion for Class A ordinary shares to redemption amount			(12,162,307)	(8,159,117)	(20,321,424)
Net income				207,678	207,678
Balance at Dec. 31, 2025	$ 66	$ 767		(7,951,439)	(7,950,606)
Balance (in Shares) at Dec. 31, 2025	660,000	7,666,667
Accretion for Class A ordinary shares to redemption amount				(2,008,654)	(2,008,654)
Net income				1,734,928	1,734,928
Balance at Mar. 31, 2026	$ 66	$ 767		$ (8,225,165)	$ (8,224,332)
Balance (in Shares) at Mar. 31, 2026	660,000	7,666,667